Consolidated statements of changes in equity - USD ($) $ in Thousands		Total	Share Capital [member]		Other equity instruments [member]	Legal reserve [member]	Legal reserve [member] Ordinary and Extraordinary General Shareholders Meeting on April 24, 2023 [Member]	Share-based payments [member]		Share repurchase reserve [member]	Share repurchase reserve [member] Ordinary and Extraordinary General Shareholders Meeting on April 9 2025 [Member]	Share repurchase reserve [member] Ordinary and Extraordinary General Shareholders Meeting on August 6, 2024 [Member]	Other accumulated comprehensive income (losses) [member]	Accumulated profit (losses) [member]		Accumulated profit (losses) [member] Ordinary and Extraordinary General Shareholders Meeting on April 9 2025 [Member]	Accumulated profit (losses) [member] Ordinary and Extraordinary General Shareholders Meeting on August 6, 2024 [Member]	Accumulated profit (losses) [member] Ordinary and Extraordinary General Shareholders Meeting on April 24, 2023 [Member]
Beginning Balance at Dec. 31, 2022		$ 844,060	$ 517,873		$ 32,144	$ 2,603		$ 40,744		$ 49,465			$ (8,694)	$ 209,925
Profit for the year, net		396,955												396,955
Other comprehensive income for the year		4,267											4,267
Total comprehensive profit for the year		401,222											4,267	396,955
Creation of legal reserve	[1]						$ 5,630											$ (5,630)
Creation of share repurchase reserve	[1]									29,859				(29,859)
Share-based payments		1,733	1					1,732	[2]
Ending Balance at Dec. 31, 2023		1,247,015	517,874		32,144	8,233		42,476		79,324			(4,427)	571,391
Profit for the year, net		477,521												477,521
Other comprehensive income for the year		(6,630)											(6,630)
Total comprehensive profit for the year		470,891											(6,630)	477,521
Creation of share repurchase reserve	[1]											$ 50,000					$ (50,000)
Reduction of capital stock		19,965	(19,965)	[3]										19,965	[3]
Share repurchase	[3]	(99,846)	(99,846)
Share-based payments		3,153	1					3,152	[4]
Ending Balance at Dec. 31, 2024		1,621,213	398,064		32,144	8,233		45,628		129,324			(11,057)	1,018,877
Profit for the year, net		719,063												719,063
Other comprehensive income for the year		23											23
Total comprehensive profit for the year		719,086											23	719,063
Creation of share repurchase reserve	[1]										$ 50,000					$ (50,000)
Issuance of Series A shares	[3],[5]	299,687	299,687
Reduction of capital stock		156,587	(156,587)	[3]										156,587	[3]
Share repurchase	[3]	(50,000)	(50,000)
Share-based payments		(78,392)	1					(78,393)	[6]
Ending Balance at Dec. 31, 2025		$ 2,511,594	$ 491,165		$ 32,144	$ 8,233		$ (32,765)		$ 179,324			$ (11,034)	$ 1,844,527

[1]	See Note 21.2.
[2]	Including 23,133 of expenses (Note 8).
[3]	See Note 21.1.
[4]	Including 34,923 of expenses (Note 8).
[5]	See Note 1.2.2 and 32.
[6]	Including 55,989 of expenses (Note 8).